Other comprehensive income (loss)	6 Months Ended
Sep. 30, 2019
Accumulated Other Comprehensive Income (loss)
Other comprehensive income (loss)

14. Other comprehensive income (loss):

Changes in accumulated other comprehensive income (loss) are as follows:

	Millions of yen
	Six months ended September 30, 2018
	Balance at beginning of year	Other comprehensive income (loss) before reclassifications	Reclassifications out of accumulated other comprehensive income (loss)(1)	Net change during the period	Balance at end of period
Cumulative translation adjustments	¥(15,596)	¥54,170	¥6,962	¥61,132	¥45,536
Pension liability adjustment	(47,837)	1,172	85	1,257	(46,580)
Own credit adjustments	4,077	3,319	21	3,340	7,417

Total	¥(59,356)	¥58,661	¥7,068	¥65,729	¥6,373

(1)

Change in cumulative translation adjustments, net of tax in other comprehensive income (loss) for six months ended September 30, 2018 includes reclassification adjustment of ¥6,956 million for loss due to substantially complete liquidation of an investment in a foreign entity. The adjustment is recognized in Non-interest expenses-Other.

	Millions of yen
	Six months ended September 30, 2019
	Balance at beginning of year	Other comprehensive income (loss) before reclassifications	Reclassifications out of accumulated other comprehensive income (loss)(1)	Net change during the period	Balance at end of period
Cumulative translation adjustments	¥17,833	¥(39,259)	¥624	¥(38,635)	¥(20,802)
Pension liability adjustment	(71,107)	1,635	2,282	3,917	(67,190)
Own credit adjustments	24,224	(2,816)	(859)	(3,675)	20,549

Total	¥(29,050)	¥(40,440)	¥2,047	¥(38,393)	¥(67,443)

(1)	Reclassifications out of accumulated other comprehensive income (loss) were not significant.

	Millions of yen
	Three months ended September 30, 2018
	Balance at beginning of period	Other comprehensive income (loss) before reclassifications	Reclassifications out of accumulated other comprehensive income (loss)(1)	Net change during the period	Balance at end of period
Cumulative translation adjustments	¥16,263	¥22,368	¥6,905	¥29,273	¥45,536
Pension liability adjustment	(47,117)	494	43	537	(46,580)
Own credit adjustments	8,307	(924)	34	(890)	7,417

Total	¥(22,547)	¥21,938	¥6,982	¥28,920	¥6,373

(1)

Change in cumulative translation adjustments, net of tax in other comprehensive income (loss) for three months ended September 30, 2018 includes reclassification adjustment of ¥6,956 million for loss due to substantially complete liquidation of an investment in a foreign entity. The adjustment is recognized in Non-interest expenses-Other.

	Millions of yen
	Three months ended September 30, 2019
	Balance at beginning of period	Other comprehensive income (loss) before reclassifications	Reclassifications out of accumulated other comprehensive income (loss)(1)	Net change during the period	Balance at end of period
Cumulative translation adjustments	¥(13,843)	¥(7,567)	¥608	¥(6,959)	¥(20,802)
Pension liability adjustment	(68,860)	119	1,551	1,670	(67,190)
Own credit adjustments	22,248	(1,663)	(36)	(1,699)	20,549

Total	¥(60,455)	¥(9,111)	¥2,123	¥(6,988)	¥(67,443)

(1)	Reclassifications out of accumulated other comprehensive income (loss) were not significant.